Other Assets (Tables)	3 Months Ended
Jan. 31, 2019
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Schedule of Other Assets

Other Assets

(millions of Canadian dollars)		As at

	January 31 2019	October 31 2018
Accounts receivable and other items	$9,130	$8,938
Accrued interest	2,398	2,343
Current income tax receivable	2,325	1,614
Defined benefit asset	9	113
Insurance-related assets, excluding investments	1,601	1,638

Prepaid expenses	1,285	950
Total	$16,748	$15,596